Basis of presentation - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Ownership interests held by non-controlling interests	5.14%
Other financial assets		€ 16,023	[1]		€ 24,448
Immatics US Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interests held by non-controlling interests		3.96%		3.96%
Other financial assets		€ 16,000

[1]	See Note 2 for details regarding the change in presentation of Other financial assets